Cover	Feb. 27, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 27, 2023
Entity File Number	333-267964
Entity Registrant Name	CXAPP HOLDING CORP.
Entity Central Index Key	0001949289
Entity Tax Identification Number	92-0409324
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	2479 E. Bayshore Road
Entity Address, Address Line Two	Suite 195
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94303
City Area Code	(408)
Local Phone Number	702-2167
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false